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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2004

Date of reporting period: 6/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

Report to Stockholders

Semi - Annual Report

June 30, 2004

Timothy Plan Family of Funds:

Small-Cap Value Fund

Large/Mid-Cap Value Fund

Fixed-Income Fund

Aggressive Growth Fund

Large/Mid-Cap Growth Fund

Strategic Growth Fund

Conservative Growth Fund

Money Market Fund

Patriot Fund

LETTER FROM THE PRESIDENT

June 30, 2004

ARTHUR D. ALLY

To say that we are living in an unsettled, topsy-turvy world would be an understatement. Let’s review some of the ‘stuff’ that is going on at this writing:

•	We remain in a war against terrorism – not only in Iraq and Afghanistan – but also in many other parts of our world.

•	We are in, what we believe to be, the early stages of an economic recovery but there are liberal voices in our land that claim this is simply not so.

•	Although interest rates remain at historic lows, they are beginning to move upward. We believe, however that this will prove to be gradual and not excessive.

•	We are in a presidential election year and the media is heavily selling the fact that this will be a very close race. As you probably know, the stock market does not like uncertainty.

•	In addition to all that, we live in a time where another terrorist attack within our borders is a distinct possibility and, in fact, could come at any time.

In spite of all that we, along with the managers of our various funds, maintain a positive outlook for the remainder of this year and into next year. We believe the markets will remain choppy as a result of the above issues but that the bias will be upward. Although there is no guarantee that this will be the case, the increasing strength of our overall economy gives us a lot of confidence.

As you can see from the report following this letter, performance for six of our funds is in positive territory (while the other two are slightly down) for the first six months of this year. We are hopeful that this trend will continue as an extension of our market recovery that began last year.

Nevertheless, please understand that we remain steadfast in our mission of providing a family of competitive mutual fund investment vehicles while honoring our commitment to morally responsible investing.

Thank you for joining us in this endeavor and never forget who is the true Owner of this investment.

Sincerely,

Arthur D. Ally,

President

Letter From The President [ 1 ]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 95.75%

number of shares		market value
	BALL & ROLLER BEARINGS - 3.02%
59,100	Kaydon Corp.	$1,827,963

	BUILDING-MOBILE HOME MANUFACTURED HOUSING - 3.67%
242,000	Champion Enterprises, Inc.*	2,221,560

	CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 2.00%

26,000	Corn Products International, Inc.	1,210,300

	CONSUMER CREDIT REPORTING, COLLECTION AGENCIES - 3.56%
80,900	NCO Group, Inc.*	2,159,221

	DIVERSIFIED HOLDINGS - 2.27%
128,000	Quanta Capital Holdings, Ltd.*	1,374,720

	DIVERSIFIED MANUFACTURING - 3.78%
123,000	Federal Signal Corp.	2,289,030

	ELECTRIC & OTHER SERVICES COMBINED - 2.72%
49,500	ALLETE, Inc.	1,648,350

	HEALTH CARE SOFTWARE - 2.00%
31,500	Covance, Inc.*	1,215,270

	HEALTH CARE SUPPLIES - 0.77%
27,000	Sola International, Inc.*	465,210

	INDUSTRIAL AUTOMATION/ROBOTICS - 0.35%
10,600	UNOVA, Inc.*	214,650

	INVESTMENT COMPANIES - 2.67%
105,000	MCG Capital Corp.	1,614,900

	MEDICAL - GENERIC DRUGS - 3.59%
50,000	Taro Pharmaceutical Industries Ltd.*	2,175,000

	MEDICAL SERVICES - 3.72%
73,000	Inverseek Research Group, Inc.*	2,251,320

	MISCELLANEOUS PLASTIC PRODUCTS - 4.11%
96,000	Spartech Corp.	2,490,240

	PHARMACEUTICAL PREPARATIONS - 2.68%
70,300	K-V Pharmaceutical Co. - Class A*	1,623,227

	PUBLISHING - 6.07%
101,000	Interactive Data Corp.*	1,759,420
60,000	John Wiley & Sons, Inc. - Class A	1,920,000

		3,679,420

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [2]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 95.75% (cont.)

number of shares		market value
	REIT - DIVERSIFIED - 0.87%
24,000	Global Signal Inc.	$526,800

	REIT - HOTELS - 2.20%
132,500	Highland Hospitality Corp.	1,331,625

	RETAIL-EATING PLACES - 6.53%
60,000	Brinker International, Inc.*	2,047,200
69,500	Ruby Tuesday, Inc.	1,907,775

		3,954,975

	RETAIL-FAMILY CLOTHING STORES - 3.71%
59,700	Stage Stores, Inc.*	2,248,302

	SERVICES - BUSINESS SERVICES - 5.75%
58,900	Sourcecorp, Inc.*	1,620,928
52,000	Startek, Inc.	1,861,600
		3,482,528

	SERVICES - DATA PROCESSING - 3.15%
188,000	infoUSA, Inc.*	1,906,320

	SERVICES - DIVERSIFIED/COMMERCIAL - 4.58%
81,000	The Brink’s Co.	2,774,250

	SPECIAL INDUSTRY MACHINERY - 2.83%
138,000	Axcelis Technologies, Inc.*	1,716,720

	SPECIALTY STORES - 4.86%
48,500	Sonic Automotive, Inc.	1,074,275
61,000	United Auto Group, Inc.	1,869,650

		2,943,925

	STATE COMMERCIAL BANKS - 2.64%
42,000	North Fork Bancorp, Inc.	1,598,100

	TECHNOLOGY DISTRIBUTION - 1.81%
28,000	Tech Data Corp.*	1,095,640

	TELECOMMUNICATIONS EQUIPMENT - 4.07%
115,000	CommScope, Inc.*	2,466,750

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [3]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 95.75% (cont.)

number of shares		market value
	TELECOMMUNICATIONS SERVICES - 1.96%
35,454	Manitoba Telecome Services, Inc.*	$1,190,829

	THRIFTS & MORTGAGE FINANCE - 3.81%
53,000	The PMI Group, Inc.	2,306,560

	Total Common Stocks (cost $45,016,843)	58,003,705

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

SHORT-TERM INVESTMENTS - 4.33%

number of shares		market value
2,623,277	First American Treasury Obligations Fund Class A	$2,623,277

	Total Short-Term Investments (cost $2,623,277)	2,623,277

	TOTAL INVESTMENTS - 100.08% (identified cost $47,640,120)	60,626,982
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.08%)	(45,883)

	NET ASSETS - 100.00%	$60,581,099

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [4]

SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $47,640,120) [NOTE 1]	$60,626,982
Receivables:
Interest	380
Dividends	89,074
Fund Shares Sold	68,806
Fund Share Commissions Receivable from Advisor	490
Prepaid expenses	26,076

Total Assets	$60,811,808

LIABILITIES

amount
Accrued Advisory Fees	41,392
Accrued 12b-1 Fees	24,540
Payable for Investment Securities Purchased	31,512
Payable for Fund Shares Redeemed	93,959
Accrued Expenses	39,306

Total Liabilities	$230,709

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,408,377 shares outstanding)	$40,150,292
Net Asset Value and Redemption Price Per Class A Share ($40,150,292 / 2,408,377 shares)	$16.67
Offering Price Per Share ($16.67 / 0.9475)	$17.59
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,269,592 shares outstanding)	$19,909,055
Net Asset Value and Offering Price Per Class B Share ($19,909,055 / 1,269,592 shares)	$15.68
Maximum Redemption Price Per Class B Share ($15.68 x 0.95)	$14.90
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 33,189 shares outstanding)	$521,752
Net Asset Value and Offering Price Per Class C Share ($521,752 / 33,189 shares)	$15.72
Maximum Redemption Price Per Class C Share ($15.72 x 0.99)	$15.56
Net Assets	$60,581,099

SOURCES OF NET ASSETS

amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$43,547,679
Undistributed Net Investment Loss	(212,142)
Accumulated Net Realized Gain on Investments	4,258,700
Net Unrealized Appreciation in Value of Investments	12,986,862

Net Assets	$60,581,099

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [ 5 ]

SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME

amount
Interest	$3,346
Dividends	269,038

Total Investment Income	272,384

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	241,297
Fund Accounting, Transfer Agency, & Administration Fees	42,770
12b-1 Fess (Class A = $46,374, Class B =$97,428, Class C=$954) [NOTE 3]	144,756
Auditing Fees	8,996
Legal Expense	7,355
Registration Fees	5,276
Custodian Fees	6,800
Printing Expense	4,526
Miscellaneous Expense	22,750

Total Net Expenses	484,526

Net Investment Loss	(212,142)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	3,915,257
Change in Unrealized Appreciation of Investments	478,074

Net Realized and Unrealized Gain on Investments	4,393,331

Increase in Net Assets Resulting from Operations	$4,181,189

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [ 6 ]

SMALL-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/04	year ended 12/31/03
	(unaudited)
Operations:
Net Investment Loss	$(212,142)	$(361,353)
Net Change in Unrealized Appreciation of Investments	478,074	14,360,903
Net Realized Gain on Investments	3,915,257	404,190

Increase in Net Assets (resulting from operations)	4,181,189	14,403,740

Distributions to Shareholders From:
Net Capital Gains:
Class A	—	—
Class B	—	—
Class C	—	—

Total Net Distributions	—	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,738,117	5,160,950
Class B	1,019,619	1,586,031
Class C	509,824	—
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(2,551,987)	(2,831,326)
Class B	(1,233,566)	(2,509,798)
Class C	(4,612)	—

Increase in Net Assets (resulting from capital share transactions)	3,477,395	1,405,857

Total Increase in Net Assets	7,658,584	15,809,597
Net Assets:
Beginning of Period	52,922,515	37,112,918

End of Period	$60,581,099	$52,922,515

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	354,981	413,932
Class B	66,943	134,512
Class C	33,495	—
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(158,806)	(233,248)
Class B	(81,665)	(220,892)
Class C	(306)	—

Net Increase in Number of Shares Outstanding	214,642	94,304

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [7]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES

	six months ended 06/30/04 (D)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$15.45		$11.13	$13.79	$12.61	$12.26	$10.89

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		(0.07)	(0.05)	(0.09)	(0.05)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.26		4.39	(2.60)	1.30	1.43	1.39

Total from Investment Operations	1.22		4.32	(2.65)	1.21	1.38	1.37

Less Distributions:
Dividends from Realized Gains	—		—	(0.01)	(0.03)	(1.03)	—
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		—	(0.01)	(0.03)	(1.03)	—

Net Asset Value at End of Period	$16.67		$15.45	$11.13	$13.79	$12.61	$12.26

Total Return (A) (B)	7.90%		38.81%	(19.25)%	9.66%	11.23%	12.58%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$40,150		$34,185	$22,603	$21,632	$15,217	$13,377
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.45	% (C)	1.71%	1.75%	1.89%	1.97%	2.22%
After Reimbursement of Expenses by Advisor	1.45	% (C)	1.71%	1.75%	1.89%	1.76%	1.60%
Ratio of Net Investment (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.48	)% (C)	(0.55)%	(0.46)%	(0.80)%	(0.48)%	(0.82)%
After Reimbursement of Expenses by Advisor	(0.48	)% (C)	(0.55)%	(0.46)%	(0.80)%	(0.27)%	(0.20)%
Portfolio Turnover	27.81%		47.99%	66.95%	61.41%	99.17%	78.79%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized

(C)	Annualized

(D)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [8]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND-CLASS B SHARES

	six months ended 06/30/04 (D)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$14.59		$10.59	$13.22	$12.19	$11.88	$10.70

Income from Investment Operations:
Net Investment Income (Loss)	(0.09)		(0.16)	(0.14)	(0.22)	(0.10)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	1.18		4.16	(2.48)	1.28	1.39	1.29

Total from Investment Operations	1.09		4.00	(2.62)	1.06	1.29	1.18

Less Distributions:
Dividends from Realized Gains	—		—	(0.01)	(0.03)	(0.98)	—
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		—	(0.01)	(0.03)	(0.98)	—

Net Asset Value at End of Period	$15.68		$14.59	$10.59	$13.22	$12.19	$11.88

Total Return (A)	7.47%		37.77%	(19.85)%	8.77%	10.87%	11.03%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$19,909		$18,738	$14,509	$17,651	$16,631	$14,351
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.20	% (C)	2.47%	2.49%	2.72%	2.72%	2.72%
After Reimbursement of Expenses by Advisor	2.20	% (C)	2.47%	2.49%	2.72%	2.51%	2.35%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.24	)% (C)	(1.39)%	(1.12)%	(1.78)%	(1.23)%	(1.34)%
After Reimbursement of Expenses by Advisor	(1.24	)% (C)	(1.39)%	(1.12)%	(1.78)%	(1.02)%	(0.97)%
Portfolio Turnover	27.81%		47.99%	66.95%	61.41%	99.17%	78.79%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized

(C)	Annualized

(D)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [9]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND-CLASS C SHARES

	period ended (D) 06/30/04 (E)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$15.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	0.79

Total from Investment Operations	0.72

Less Distributions:
Dividends from Realized Gains	—
Dividends from Net Investment Income	—

Total Distributions	—

Net Asset Value at End of Period	$15.72

Total Return (A) (B)	4.80%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$522
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.20	% (C)
After Reimbursement of Expenses by Advisor	2.20	% (C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.06	)% (C)
After Reimbursement of Expenses by Advisor	(1.06	)% (C)
Portfolio Turnover	27.81%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized

(C)	Annualized

(D)	For the Priod February 3, 2004 (Commencement of Operations) to June 30, 2004

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [10]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 94.88%

number of shares		market value
	COATINGS/PAINT - 1.41%
40,000	RPM International, Inc.	$608,000

	CRUDE PETROLEUM & NATURAL GAS - 6.13%
21,400	Anadarko Petroleum Corp.	1,254,040
32,000	Apache Corp.	1,393,600

		2,647,640

	DRUG DISTRIBUTION - 5.38%
19,000	AmerisourceBergen Corp.	1,135,820
17,000	Cardinal Health, Inc.	1,190,850

		2,326,670

	ELECTRIC LIGHTING & WIRING EQUIPMENT - 1.79%
13,000	Cooper Industries, Inc. - Class A	772,330

	ELECTRIC SERVICES - 2.07%
28,000	American Electric Power Co., Inc.	896,000

	ELECTRONIC COMPONENT-SEMICONDUCTOR - 2.88%
30,000	International Rectifer Corp.*	1,242,600

	ELECTRONIC DESIGN AUTOMATION - 1.97%
30,000	Synopsys, Inc.*	852,900

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 2.92%
18,500	Ingersoll-Rand Company Ltd.	1,263,735

	INSURANCE - 5.96%
35,700	Dean Foods Co.*	1,331,967
22,000	PartnerRe Ltd.	1,248,060

		2,580,027

	MEDICAL - HOSPITALS - 4.76%
35,000	Community Health Care*	936,950
50,000	Health Management Associates, Inc.	1,121,000

		2,057,950

	METAL MINING - 5.07%
9,000	Rio Tinto Plc (A)	882,450
39,600	Alcoa, Inc.	1,307,988

		2,190,438

	MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 3.04%
42,100	Masco Corp.	1,312,678

	MISCELLANEOUS CHEMICAL PRODUCTS - 1.69%
18,000	Cabot Corp.	732,600

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [11]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 94.88% (Cont.)

number of shares		market value
	MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 2.30%
12,000	ITT Industries, Inc.	$996,000

	NATIONAL COMMERCIAL BANKS - 4.19%
15,000	Compass Bancshares, Inc.	645,000
30,000	SouthTrust Corp.	1,164,300

		1,809,300

	NATURAL GAS TRANSMISSION & DISTRIBUTION - 1.20%
10,000	Equitable Resources, Inc.	517,100

	OIL COMPANY - EXPLORATION & PRODUCTION - 2.44%
16,000	Devon Energy Corp.	1,056,000

	OIL COMPANY - INTEGRATED - 2.63%
30,000	Marathon Oil Corp.	1,135,200

	OIL REFINING & MARKETING - 1.11%
6,500	Valero Energy Corp.	479,440

	PUBLIC BUILDING AND RELATED FURNITURE - 1.91%
14,000	Lear Corp.	825,860

	RADIO TELEPHONE COMMUNICATIONS - 2.92%
20,000	Dominion Resources, Inc.	1,261,600

	REAL ESTATE INVESTMENT TRUSTS - 2.11%
22,000	Mack-Cali Realty Corp.	910,360

	RETAIL - DISCOUNT - 2.31%
40,000	BJ’s Wholesale Club	1,000,000

	RETAIL - DRUG STORES & PROPRIETARY STORES - 3.84%
39,500	CVS Corp.	1,659,790

	RETAIL - EATING PLACES - 3.89%
25,000	Brinker International, Inc.*	853,000
20,000	Outback Steakhouse, Inc.	827,200

		1,680,200

	SCIENTIFIC INSTRUMENTS - 2.21%
20,000	Waters Corp.*	955,600

	SPECIAL INDUSTRY MACHINERY - 1.19%
20,000	Veeco Instruments, Inc.*	516,200

	STATE COMMERCIAL BANK - 2.41%
15,000	Bank of New York, Inc.	442,200
33,000	The Colonial Bancgroup, Inc.	599,610

		1,041,810

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund[12]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 94.88% (Cont.)

number of shares		market value
	SURETY INSURANCE - 1.19%
9,000	MBIA, Inc.	$514,080

	TRANSPORTATION - RAILROAD - 4.89%
23,000	Canadian Pacific Railway Ltd.	566,490
26,000	Union Pacific Corp.	1,545,700

		2,112,190

	UNSUPPORTED PLASTICS FILM & SHEET - 3.08%
25,000	Sealed Air Corp.*	1,331,750

	UTILITIES - 1.85%
20,000	Public Service Enterprise Group, Inc.	800,600

	WHOLESALE - DRUGS PROPRIETARIES & DRUGGISTS’ SUNDRIES - 2.14%
27,000	McKesson Corp.	926,910

	Total Common Stocks (cost $32,993,213)	41,013,558

SHORT-TERM INVESTMENTS - 5.44%

number of shares		market value
83,334	Federated Cash Trust Series II Treasury Fund	83,334
2,267,359	First American Treasury Obligations Fund, Class A	2,267,359

	Total Short-Term Investments (cost $2,350,693)	2,350,693

	TOTAL INVESTMENTS - 100.32% (identified cost $35,343,906)	43,364,251
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.32%)	(140,351)

	NET ASSETS - 100.00%	$43,223,900

*	Non-income producing securities

(A)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [13]

LARGE / MID-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $35,343,906) [NOTE 1]	$43,364,251
Receivables:
Interest	384
Dividends	32,728
Fund Shares Sold	72,550
Fund Share Commission Receivable from Advisor	956
Prepaid Expenses	18,254

Total Assets	$43,489,123

LIABILITIES

amount
Accrued Advisory Fees	$29,254
Accrued 12b-1 Fees	12,348
Payable for Fund Shares Redeemed	211,613
Accrued Expenses	12,008

Total Liabilities	$265,223

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,066,773 shares outstanding)	$36,948,640
Net Asset Value and Redemption price Per Class A Share ($36,948,640 / 3,066,773 shares)	$12.05
Offering Price Per Share ($12.05 / 0.9475)	$12.72
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 500,796 shares outstanding)	$5,744,159
Net Asset Value and Offering Price Per Class B Share ($5,744,159 / 500,796 shares)	$11.47
Redemption Price Per Share ($11.47 x 0.95)	$10.90
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 46,240 shares outstanding)	$531,101
Net Asset Value and Offering Price Per Class C Share ($531,101 / 46,240 shares)	$11.49
Redemption Price Per Share ($11.49 x 0.99)	$11.38
Net Assets	$43,223,900

SOURCES OF NET ASSETS

amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$37,822,786
Undistributed Net Investment Loss	(31,475)
Net Accumulated Realized Loss on Investments	(2,587,756)
Net Unrealized Appreciation in Value of Investments	8,020,345

Net Assets	$43,223,900

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large / Mid-Cap Value Fund [14]

LARGE / MID-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME

amount
Interest	$3,451
Dividends	265,146

Total Investment Income	268,597

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	162,837
Fund Accounting, Transfer Agency, & Administration Fees	28,210
12b-1 Fees (Class A = $40,913, Class B = $27,136, Class C = $786) [NOTE 3]	68,835
Registration Fees	3,518
Custodian Fees	5,959
Auditing Fees	4,186
Legal Fees	8,550
Printing Expense	3,726
Miscellaneous Expense	14,251

Total Net Expenses	300,072

Net Investment Loss	(31,475)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(201,650)
Change in Unrealized Appreciation of Investments	1,626,289

Net Realized and Unrealized Gain (Loss) on Investments	1,424,639

Increase in Net Assets Resulting from Operations	$1,393,164

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large / Mid-Cap Value Fund [15]

LARGE / MID-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/04	year ended 12/31/03
	(unaudited)
Operations:
Net Investment Loss	$(31,475)	$(6,362)
Net Change in Unrealized Appreciation of Investments	1,626,289	8,760,648
Net Realized Loss on Investments	(201,650)	(2,007,875)

Increase in Net Assets (resulting from operations)	1,393,164	6,746,411

Distributions to Shareholders From:
Net Realized Gains
Class A	—	—
Class B	—	—
Class C	—	—
Net Income:
Class A	—	—
Class B	—	—
Class C	—	—

Total Distribution	—	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	7,792,590	7,698,937
Class B	533,828	1,010,636
Class C	514,370	—
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(1,425,083)	(1,871,381)
Class B	(212,577)	(618,894)
Class C	(2,793)	—

Increase in Net Assets (resulting from capital share transactions)	7,200,335	6,219,298

Total Increase in Net Assets	8,593,499	12,965,709
Net Assets:
Beginning of Period	34,630,401	21,664,692

End of Period	$43,223,900	$34,630,401

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	669,424	760,502
Class B	48,318	106,213
Class C	46,491	—
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(122,621)	(201,057)
Class B	(19,453)	(68,824)
Class C	(251)	—

Net Increase in Number of Shares Outstanding	621,908	596,834

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large / Mid-Cap Value Fund [16]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS A SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.66		$9.11	$10.83	$10.83	$—	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	—		0.01	0.01	(0.02)	0.04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.39		2.54	(1.73)	0.06	1.16	(0.30)

Total from Investment Operations	0.39		2.55	(1.72)	0.04	1.20	(0.28)

Less Distributions:
Dividends from Realized Gains	—		—	—	(0.04)	(0.02)	(0.02)
Dividends from Net Investment Income	—		—	—	—	(0.03)	(0.02)

Total Distributions	—		—	—	(0.04)	(0.05)	(0.04)

Net Asset Value at End of Period	$12.05		$11.66	$9.11	$10.83	$1.15	$9.68

Total Return (A) (B)	3.35%		27.99%	(15.88)%	0.33%	12.35%	(3.28)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$36,949		$29,374	$17,856	$13,858	$4,493	$846
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.46	%(C)	1.64%	1.76%	1.70%	2.70%	4.69	%(C)
After Reimbursement of Expenses by Advisor	1.46	%(C)	1.64%	1.76%	1.70%	1.65%	1.60	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.05	)%(C)	0.10%	0.11%	(0.20)%	(0.30)%	(2.34	)%(C)
After Reimbursement of Expenses by Advisor	(0.05	)%(C)	0.10%	0.11%	(0.20)%	0.67%	0.75	%(C)
Portfolio Turnover	15.40%		39.44%	36.79%	26.44%	50.98%	8.02%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

(C)	Annualized.

(D)	For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [17]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS B SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.14		$8.77	$10.50	$10.60	$9.36	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		(0.06)	(0.06)	(0.12)	0.01	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.37		2.43	(1.67)	0.06	1.28	(0.62)

Total from Investment Operations	0.33		2.37	(1.73)	(0.06)	1.29	(0.60)

Less Distributions:
Dividends from Realized Gains	—		—	—	(0.04)	(0.02)	(0.02)
Dividends from Net Investment Income	—		—	—	—	(0.03)	(0.02)

Total Distributions	—		—	—	(0.04)	(0.05)	(0.04)

Net Asset Value at End of Period	$11.47		$11.14	$8.77	$10.50	$10.60	$9.36

Total Return (A) (B)	2.96%		27.02%	(16.48)%	(0.61)%	13.73%	(4.78)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$5,744		$5,257	$3,809	$3,675	$2,665	$525
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.20	% (C)	2.42%	2.55%	2.66%	3.45%	5.87	% (C)
After Reimbursement of Expenses by Advisor	2.20	% (C)	2.42%	2.55%	2.66%	2.40%	2.35	% (C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.81	)% (C)	(0.66)%	(0.71)%	(1.12)%	(1.13)%	(2.34	)% (C)
After Reimbursement of Expenses by Advisor	(0.81	)% (C)	(0.66)%	(0.71)%	(1.12)%	(0.08)%	1.15	% (C)
Portfolio Turnover	15.40%		39.44%	36.79%	26.44%	50.98%	8.02%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

(B)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

(C)	Annualized.

(D)	For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [18]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS C SHARES

	six months ended (D) 06/30/04 (E)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.05

Income from Investment Operations:
Net Investment (Loss)	(0.04)
Net Realized and Unrealized Gain on Investments	0.48

Total from Investment Operations	0.44

Less Distributions:
Dividends from Realized Gains	—
Dividends from Net Investment Income	—

Total Distributions	—

Net Asset Value at End of Period	$11.49

Total Return (A) (B)	3.98%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$531
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.32	% (C)
After Reimbursement of Expenses by Advisor	2.32	% (C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.89	)% (C)
After Reimbursement of Expenses by Advisor	(0.89	)% (C)
Portfolio Turnover	15.40%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

(B)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

(C)	Annualized.

(D)	For the Period February 3, 2004 (Commencement of Operations) to June 30, 2004.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [19]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

BONDS - 89.60%

par value		market value
	CORPORATE BONDS - 88.79%
$300,000	Ahold Finance USA, Inc., 6.875%, 05/01/2029	$256,500
300,000	American General Finance Corp., 5.375%, 10/01/2012	300,956
500,000	Amvescap Plc., 6.60%, 05/15/2005	515,082
250,000	Appalachian Power Co., 3.60%, 05/15/2008	243,968
200,000	Archer Daniels Midland Co., 6.625%, 05/01/2029	213,183
700,000	Arrow Electronics, 6.875%, 07/13/2013	732,418
200,000	Avery Dennison Corp., 4.875%, 01/15/2013	196,173
400,000	Bear Stearns Co., Inc., 4.50%, 10/28/2010	392,684
250,000	California Baptist, 5.70%, 01/02/2011	245,000
375,000	Cendant Corp., 6.25%, 01/15/2008	400,221
250,000	Cendant Corp., 6.25%, 03/15/2010	266,299
500,000	Centex Corp., 5.125%, 10/01/2013	472,833
300,000	Cingular Wireless, 5.625%, 12/15/2006	313,808
250,000	CIT Group, Inc., 4.125%, 02/21/2006	254,379
500,000	CIT Group, Inc., 5.00%, 02/13/2014	473,572
200,000	CNA Financial, 6.50%, 04/15/2005	205,351
310,000	CNA Financial, 6.45%, 01/15/2008	326,240
125,000	Computer Sciences Corp., 6.75%, 06/15/2006	133,294
300,000	Computer Sciences Corp., 3.50%, 04/15/2008	294,502
300,000	Computer Sciences Corp., 5.00%, 02/15/2013	292,311
150,000	Cooper Tire & Rubber Co., 7.625%, 03/15/2027	161,724
200,000	Credit Suisse First Boston, 5.125%, 01/02/2011	193,638
300,000	Credit Suisse First Boston, 6.50%, 01/15/2012	322,859
500,000	Credit Suisse First Boston, 5.50%, 08//15/2013	498,993
920,000	CSX Transportation, 4.875%, 11/01/2009	925,899
300,000	Deere & Co., 6.55%, 10/01/2028	317,525
500,000	Deutsche Telekom, 3.875%, 07/22/2008	492,471
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	909,102
315,000	Donnelley R R&Son, 6.625%, 04/15/2029	321,536
187,000	Duke Energy Field, 5.75%, 11/15/2006	195,206
500,000	Florida Power Corp., 4.80%, 03/01/2013	483,738
1,000,000	Horace Mann Educators Corp., 1.425%, 05/14/2032	478,750
400,000	Household Finance Corp., 6.75%, 05/15/2011	437,725
200,000	Household Finance Corp., 5.60%, 02/15/2013	198,253
250,000	HSBC USA Capital Trust, 7.53%, 12/04/2026	264,591
500,000	Huntington National Bank, 3.125%, 05/15/2008	481,037
250,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	244,812
250,000	International Paper, 4.25%, 01/15/2009	246,008
250,000	International Lease Finance Corp., 5.75%, 02/15/2007	264,064
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	211,968
300,000	Jersey Cent Power & Light Co., 6.75%, 11/01/2025	287,605
100,000	John Deere Capital Corp., 5.10%, 01/15/2013	99,474

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [20]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

BONDS - 89.60% (Cont.)

par value		market value
	CORPORATE BONDS - 88.79% (cont.)
$300,000	Kraft Food, Inc., 5.25%, 06/01/2007	$312,209
600,000	Kraft Food, Inc., 5.625%, 11/01/2011	611,285
300,000	Kraft Food, Inc., 6.50%, 11/01/2031	304,008
500,000	Kroger Co., 5.50%, 02/01/2013	499,471
250,000	Lehman Brothers Holdings, Inc., 7.00%, 2/1/2008	274,188
250,000	Lowe's Cos., Inc., 6.875%, 02/15/2028	274,257
250,000	National Rural Utilities Finance Corp., 5.75%, 08/28/2009	264,160
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	730,252
500,000	PPL Capital Funding, 4.33%, 03/01/2009	484,501
300,000	Protective Life, 5.75%, 01/15/2019	283,322
200,000	Provident Cos., 7.25%, 03/15/2028	187,370
300,000	Public Service Electric & Gas Co., 7.00%, 09/01/2024	305,363
250,000	The Sherman-Williams Co., 7.375%, 02/01/2027	282,419
900,000	Union Pacific Corp., 3.875%, 02/15/2009	875,837
300,000	Unitrin, Inc., 5.75%, 07/01/2007	316,661
300,000	Unitrin, Inc., 4.875%, 11/01/2010	298,177
500,000	Unum Corp., 7.19%, 02/01/2028	444,376
250,000	Western Baptist College, 6.10%, 12/15/2012	245,000
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	145,472

		21,704,080

	MUNICIPAL BONDS - 0.81%
200,000	North Carolina Eastern Municipal Power Agency, 3.98%, 01/01/2007	197,670

	Total Bonds (amortized cost $22,011,932)	21,901,750

SHORT-TERM INVESTMENTS - 9.41%

number of shares/principal amount		market value
	GOVERNMENT AGENCIES - 5.72%
500,000	Federal Home Loan Bank, 0.93%, 07/08/2004	499,445
300,000	Federal Home Loan Bank, 0.92%, 07/09/2004	299,937
300,000	Federal Home Loan Bank, 1.04%, 07/15/2004	299,866
300,000	Federal Home Loan Bank, 1.51%, 07/26/2004	299,620

	Total Government Agencies (amortized cost $1,398,868)	1,398,868
	MONEY MARKET FUNDS - 3.69%
902,315	First American Treasury Obligations Fund, Class A (cost $902,315)	902,315

	TOTAL INVESTMENTS - 99.01% (identified cost $24,313,115)	24,202,933
	OTHER ASSETS AND LIABILITIES, NET - 0.99%	241,936

	NET ASSETS - 100.00%	$24,444,869

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [21]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $24,313,115) [NOTE 1]	$24,202,933
Receivables:
Interest	345,283
Fund Shares Sold	45,214
Prepaid Expenses	5,452
Fund Share Commissions Receivable from Advisor	448

Total Assets	$24,599,330

LIABILITIES

amount
Accrued Advisory Fees	18,915
Accrued 12b-1 Fees	7,414
Payable for Fund Shares Redeemed	367
Payable for Distributions	121,854
Accrued Expenses	5,911

Total Liabilities	$154,461

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,019,992 shares outstanding)	$20,310,208
Net Asset Value and Redemption price Per Class A Share ($20,310,208 / 2,019,992 shares)	$10.05
Offering Price Per Share ($10.05 / 0.9575 )	$10.50
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 388,020 shares outstanding)	$3,806,286
Net Asset Value and Offering Price Per Class B Share ($3,806,286 / 388,020 shares)	$9.81
Redemption Price Per Share ($9.81 X 0.95)	$9.32
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 33,468 shares outstanding)	$328,375
Net Asset Value and Offering Price Per Class C Share ($328,375 / 33,468 shares)	$9.81
Redemption Price Per Share ($9.81 X 0.99)	$9.71
Net Assets	$24,444,869

SOURCES OF NET ASSETS

amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$24,548,979
Undistributed Net Investment Income	34
Accumulated Net Realized Gain on Investments	6,038
Net Unrealized Depreciation in Value of Investments	(110,182)

Net Assets	$24,444,869

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [ 22 ]

FIXED INCOME FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME

amount
Interest	$554,032

Total Investment Income	554,032

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	65,559
Fund Accounting, Transfer Agency, & Administration Fees	21,703
Auditing Fees	5,460
12b-1 Fees (Class A = $23,145, Class B = $19,558, Class C = $328 ) [NOTE 3]	43,031
Registration Fees	13,200
Custodian Fees	2,797
Printing Expense	2,656
Insurance Expense	2,102
Legal Expense	2,226
Miscellaneous Expense	8,006

Total Expenses	166,740
Expenses Recouped by Advisor [NOTE 3]	1,919

Total Net Expenses	168,659

Net Investment Income	387,292

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	31,226
Change in Unrealized Depreciation of Investments	(669,484)

Net Realized and Unrealized Loss on Investments	(638,258)

Decrease in Net Assets Resulting from Operations	$(250,966)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [ 23 ]

FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/04	year ended 12/31/03
	(unaudited)
Operations:
Net Investment Income	$387,292	$612,033
Net Change in Unrealized Appreciation (Depreciation) of Investments	(669,484)	1,126
Net Realized Gain on Investments	31,226	255,972

Increase (Decrease) in Net Assets (resulting from operations)	(250,966)	869,131

Distributions to Shareholders:
Net Income
Class A	(327,452)	(496,860)
Class B	(56,982)	(115,173)
Class C	(2,824)	—
Net Realized Gain
Class A	—	(224,113)
Class B	—	(57,047)
Class C	—	—

Total Distributions	(387,258)	(893,193)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,854,113	8,407,611
Class B	488,071	2,460,525
Class C	327,707	—
Dividends Reinvested:
Class A	108,527	270,926
Class B	45,919	142,930
Class C	2,754	—
Cost of Shares Redeemed:
Class A	(1,433,910)	(2,707,453)
Class B	(679,556)	(1,391,936)
Class C	—	—

Increase in Net Assets (resulting from capital share transactions)	4,713,625	7,182,603

Total Increase in Net Assets	4,075,401	7,158,541
Net Assets:
Beginning of Period	20,369,468	13,210,927

End of Period (including undistributed net investment income of $34 and $0, respectively)	$24,444,869	$20,369,468

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	566,099	804,587
Class B	48,530	241,728
Class C	33,187	—
Shares Reinvested:
Class A	10,580	26,091
Class B	4,573	14,078
Class C	281	—
Shares Redeemed:
Class A	(139,000)	(260,671)
Class B	(67,691)	(136,428)
Class C	—	—

Net Increase in Number of Shares Outstanding	456,559	689,385

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [24]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (D)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.31		$10.25	$9.73	$9.53	$9.81	$10.00

Income from Investment Operations:
Net Investment Income	0.18		0.37	0.45	0.40	0.49	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)		0.21	0.53	0.20	(0.27)	(0.18)

Total from Investment Operations	(0.09)		0.58	0.98	0.60	0.22	(0.06)

Less Distributions:
Dividends from Net Investment Income	(0.17)		(0.37)	(0.44)	(0.40)	(0.50)	(0.13)
Dividends from Net Realized Gain	—		(0.15)	(0.02)	—	—	—

Total Distributions	(0.17)		(0.52)	(0.46)	(0.40)	(0.50)	(0.13)

Net Asset Value at End of Period	$10.05		$10.31	$10.25	$9.73	$9.53	$9.81

Total Return (A)(D)	(0.89)%		5.70%	10.32%	6.37%	2.32%	(0.42)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$20,310		$16,313	$10,374	$4,773	$667	$124
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.33	% (C)	1.43%	1.74%	2.44%	8.99%	13.92	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.35	% (C)	1.35%	1.35%	1.35%	1.35%	1.35	% (C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	3.60	% (C)	3.61%	4.49%	3.91%	(2.19)%	(9.88	)% (C)
After Reimbursement and Waiver of Expenses by Advisor	3.58	% (C)	3.69%	4.88%	5.00%	5.45%	2.70	% (C)
Portfolio Turnover	12.20%		62.06%	18.10%	20.28%	35.54%	21.25%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

(C)	Annualized.

(D)	For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [25]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (D)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.08		$10.02	$9.55	$9.54	$9.80	$10.00

Income from Investment Operations:
Net Investment Income	0.14		0.29	0.37	0.40	0.45	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		0.21	0.52	(0.01)	(0.25)	(0.22)

Total from Investment Operations	(0.12)		0.50	0.89	0.39	0.20	(0.07)

Less Distributions:
Dividends from Net Investment Income	(0.15)		(0.29)	(0.40)	(0.38)	(0.46)	(0.13)
Dividends from Net Realized Gain	—		(0.15)	(0.02)	—	—	—

Total Distributions	(0.15)		(0.44)	(0.42)	(0.38)	(0.46)	(0.13)

Net Asset Value at End of Period	$9.81		$10.08	$10.02	$9.55	$9.54	$9.80

Total Return (A)(D)	(1.26)%		4.93%	9.52%	4.13%	2.12%	(0.92)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$3,806		$4,057	$2,837	$1,026	$506	$243
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.08	%(C)	2.18%	2.61%	3.46%	9.74%	14.73	%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.10	%(C)	2.10%	2.10%	2.10%	2.10%	2.10	%(C)
Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.83	%(C)	2.87%	3.57%	2.93%	(2.94)%	(2.20	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.81	%(C)	2.95%	4.08%	4.29%	4.70%	10.42	%(C)
Portfolio Turnover	12.20%		62.06%	18.10%	20.28%	35.54%	21.25%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

(C)	Annualized.

(D)	For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [26]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES

	six months ended (D) 06/30/04 (E)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.15

Income from Investment Operations:
Net Investment Income	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)

Total from Investment Operations	(0.17)

Less Distributions:
Dividends from Net Investment Income	(0.17)
Dividends from Net Realized Gain	—

Total Distributions	(0.17)

Net Asset Value at End of Period	$9.81

Total Return (A)(D)	(1.71)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$328
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.08	%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.10	%(C)
Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.47	%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.45	%(C)
Portfolio Turnover	12.20%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

(C)	Annualized.

(D)	For the Period February 3, 2004 (Commencement of Operations) to June 30, 2004.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [27]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 97.93%

number of shares		market value
	AIRLINES - 1.99%
18,800	Southwest Airlines Co.	$315,276

	APPAREL MANUFACTURERS - 3.15%
5,950	Coach, Inc.*	268,880
4,200	Columbia Sportswear Co.*	229,404

		498,284

	AUTO MANUFACTURERS - 1.14%
4,650	Navistar International Corp.*	180,234

	BIOMEDICAL - 2.21%
2,800	Millipore Corp.	157,836
10,000	Protein Design Labs, Inc.*	191,300

		349,136

	BUSINESS SOFTWARE - 2.74%
9,900	Hyperion Solutions Corp.*	432,828

	COMPUTER STORAGE DEVICES - 1.49%
10,950	Network Appliance, Inc.*	235,754

	CONSUMER PRODUCTS - 2.17%
12,600	Fossil, Inc.*	343,350

	DRILLING OIL & GAS WELLS - 3.30%
8,850	Ensco International, Inc.	257,535
10,000	GlobalSantaFe Corp.	265,000

		522,535

	EDUCATIONAL SERVICES - 5.42%
12,800	Corinthian Colleges, Inc.*	316,672
6,800	Education Management Corp.*	223,448
2,850	Strayer Educational, Inc.	317,974

		858,094

	ELECTRONICS - 2.36%
10,950	Tektronix, Inc.	372,519

	ENTERTAINMENT & LEISURE - 1.29%
5,000	Brunswick Corp.	204,000

	FINANCIAL SERVICES - 1.50%
6,200	CIT Group, Inc.	237,398

	INTERNET INFRASTRUCTURE SOFTWARE - 2.57%
48,100	TIBCO Software, Inc.*	406,445

	INTERNET SECURITY - 3.49%
7,200	Symantec Corp.*	315,216
11,900	VeriSign, Inc.*	236,810

		552,026

	LINEN SUPPLY & RELATED ITEMS - 2.02%
6,700	Cintas Corp.	319,389

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [28]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 97.93% (cont.)

number of shares		market value
	MACHINERY - 2.04%
8,600	Rockwell Automation, Inc.	$322,586

	MANUFACTURING - INSTRUMENTS - 1.48%
7,600	Thermo Electron Corp.*	233,624

	MEDICAL - DIAGNOSTIC EQUIPMENT - 1.75%
10,900	Cytyc Corp.*	276,533

	MEDICAL - DRUGS - 2.49%
7,600	Caremark RX, Inc.*	250,344
3,300	Taro Pharmaceutical Industries Ltd.*	143,550

		393,894

	MEDICAL PRODUCTS - 7.45%
4,700	Cooper Companies, Inc.	296,899
4,700	Inamed Corp.*	295,395
3,050	Kinetic Concepts, Inc.*	152,195
2,800	Varian Medical Systems, Inc.*	222,180
2,400	Zimmer Holdings, Inc.*	211,680

		1,178,349

	NETWORKING PRODUCTS - 2.17%
15,300	Polycom, Inc.*	342,873

	OIL, GAS, FIELD SERVICES - 2.81%
6,850	Patterson-UTI Energy, Inc.	228,859
7,212	XTO Energy, Inc.	214,845

		443,704

	PHARMACEUTICAL PREPARATIONS - 1.39%
5,150	Omnicare, Inc.	220,471

	PRINTED CIRCUIT BOARDS - 1.61%
10,085	Jabil Circuit, Inc.*	253,940

	RETAIL - APPAREL - 1.58%
8,650	AnnTaylor Stores Corp.*	250,677

	SEMICONDUCTORS & RELATED DEVICES - 3.09%
13,150	ATI Technologies, Inc.*	248,009
9,000	Marvell Technology Group Ltd.*	240,300

		488,309

	SERVICES - ADVERTISING - 3.83%
4,000	Getty Images, Inc.*	240,000
14,200	Monster Worldwide, Inc.*	365,224

		605,224

	SERVICES - COMMERCIAL - 1.94%
6,350	Iron Mountain, Inc.*	306,451

	SERVICES - COMPUTER - 0.99%
4,800	Anteon International Corp.*	156,576

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [29]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 97.93% (cont.)

number of shares		market value
	SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.81%
11,300	Cognizant Technology Solutions Corp.*	$287,133

	SERVICES - HELP SUPPLY SERVICES - 3.11%
9,700	Manpower, Inc.	492,469

	SERVICES - PHARMACY - 1.95%
3,900	Express Scripts, Inc.*	308,997

	SERVICES - PREPACKAGED SOFTWARE - 1.87%
5,950	Mercury Interactive Corp.*	296,489

	SERVICES - WASTE DISPOSAL - 2.21%
6,750	Stericycle, Inc.*	349,245

	SERVICES - WEB HOSTING/DESIGN - 2.29%
14,750	Macromedia, Inc.*	362,113

	TELECOMMUNICATION EQUIPMENT - 2.32%
18,400	Comverse Technology, Inc.*	366,896

	TELEVISION BROADCASTING STATIONS - 3.45%
31,000	UnitedGlobalCom, Inc.*	225,060
10,050	Univision Communications, Inc.*	320,896

		545,956

	THERAPEUTICS - 3.81%
3,900	Eyetech Pharmaceuticals Inc.*	167,388
10,000	MGI Pharma, Inc.*	270,100
3,200	Neurocrine Biosciences, Inc.*	165,920

		603,408

	WIRELESS EQUIPMENT - 3.65%
23,900	Nextel Partners, Inc.*	380,488
5,850	NII Holdings, Inc.*	197,087
		577,575

	Total Common Stocks (cost $14,245,831)	15,490,760

SHORT-TERM INVESTMENTS - 2.11%

number of shares		market value
333,759	First American Treasury Obligations Fund Class A	333,759

	Total Short-Term Investments (cost $333,759)	333,759

	TOTAL INVESTMENTS - 100.04% (identified cost $14,579,590)	15,824,519
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.04%)	(6,938)

	NET ASSETS - 100.00%	$15,817,581

*	Non-income producing securities

(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [30]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $14,579,590) [NOTE 1]	$15,824,519
Receivables:
Interest	125
Dividends	713
Fund Shares Sold	18,382
Securities Sold	82,065
Prepaid expenses	3,241
Due from Advisor	8,415
Fund Shares Commissions Receivable from Advisor	473

Total Assets	$15,937,933

LIABILITIES

amount
Accrued 12b-1 fees	$4,115
Payable for Investment Securities Purchased	81,607
Payable for Fund Shares Redeemed	20,692
Accrued Expenses	13,938

Total Liabilities	$120,352

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,223,324 shares outstanding)	$14,069,219
Net Asset Value and Redemption price Per Class A Share ($14,069,219 / 2,223,324 shares)	$6.33
Offering Price Per Share ($6.33/ 0.9475)	$6.68
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 230,692 shares outstanding)	$1,420,817
Net Asset Value and Offering Price Per Class B Share ($1,420,817 / 230,692 shares)	$6.16
Maximum Redemption Price Per Class B Share ($6.16 x 0.95)	$5.85
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 53,050 shares outstanding)	$327,545
Net Asset Value and Offering Price Per Class C Share ($327,545 / 53,050 shares)	$6.17
Maximum Redemption Price Per Class C Share ($6.17 x 0.99)	$6.11
Net Assets	$15,817,581

SOURCES OF NET ASSETS

amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$15,298,435
Undistributed Net Investment Loss	(99,761)
Accumulated Net Realized Loss on Investments	(626,022)
Net Unrealized Appreciation in Value of Investments	1,244,929

Net Assets	$15,817,581

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [31]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME

amount
Interest	$848
Dividends	13,880

Total Investment Income	14,728

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	91,865
Custodian Fees	12,035
Fund Accounting, Transfer Agency, & Administration Fees	13,082
Registration Fees	8,455
12b-1 Fees (Class A =$15,142, Class B =$6,918, Class C=$564) [NOTE 3]	22,624
Auditing Fees	3,158
Legal Expense	1,351
Printing Expense	1,613
Insurance Expense	1,294
Miscellaneous Expense	5,119

Total Expenses	160,596
Expenses Waived and Reimbursed by Advisor [NOTE 3]	(46,107)

Total Net Expenses	114,489

Net Investment Loss	(99,761)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	249,824
Change in Unrealized Appreciation of Investments	(180,088)

Net Realized and Unrealized Gain on Investments	69,736

Decrease in Net Assets Resulting from Operations	$(30,025)

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [32]

AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/04	year ended 12/31/03
	(unaudited)
Operations:
Net Investment Loss	$(99,761)	$(109,238)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(180,088)	1,548,135
Net Realized Gain on Investments	249,824	990,816

Increase (Decrease) in Net Assets (resulting from operations)	(30,025)	2,429,713

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,637,543	3,315,661
Class B	307,646	616,695
Class C	324,523	—
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(455,445)	(433,883)
Class B	(237,954)	(54,443)
Class C	(4,671)	—

Increase in Net Assets (resulting from capital share transactions)	4,571,642	3,444,030

Total Increase in Net Assets	4,541,617	5,873,743
Net Assets:
Beginning of Period	11,275,964	5,402,221

End of Period	$15,817,581	$11,275,964

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	732,099	579,856
Class B	49,418	113,584
Class C	53,840	—
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(74,703)	(84,490)
Class B	(37,774)	(11,506)
Class C	(790)	—

Net Increase in Number of Shares Outstanding	722,090	597,444

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [33]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.34		$4.56	$6.61	$8.35	$10.00

Income from Investment Operations:
Net Investment Loss	(0.04)		(0.06)	(0.05)	(0.05)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.03		1.84	(2.00)	(1.69)	(1.65)

Total from Investment Operations	(0.01)		1.78	(2.05)	(1.74)	(1.65)

Less Distributions:
Dividends from Realized Gains	—		—	—	—	—
Dividends from Net Investment Income	—		—	—	—	—

Total Distributions	—		—	—	—	—

Net Asset Value at End of Period	$6.33		$6.34	$4.56	$6.61	$8.35

Total Return (A) (B)	(0.16)%		39.04%	(31.01)%	(20.84)%	(16.50)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$14,069		$9,920	$4,878	$3,510	$717
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.28	%(C)	1.85%	2.64%	3.87%	10.20	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60	%(C)	1.60%	1.60%	1.60%	1.60	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(2.06	)%(C)	(1.60)%	(2.44)%	(3.53)%	(8.91	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.38	)%(C)	(1.35)%	(1.40)%	(1.26)%	(0.31	)%(C)
Portfolio Turnover	64.78%		119.33%	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

(C)	Annualized

(D)	For The Period October 4, 2000 (commencement of operations) to December 31, 2000.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [34]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.19		$4.48	$6.56	$8.34	$10.00

Income from Investment Operations:
Net Investment Loss	(0.07)		(0.08)	(0.08)	(0.11)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.04		1.79	(2.00)	(1.67)	(1.66)

Total from Investment Operations	(0.03)		1.71	(2.08)	(1.78)	(1.66)

Less Distributions:
Dividends from Realized Gains	—		—	—	—	—
Dividends from Net Investment Income	—		—	—	—	—

Total Distributions	—		—	—	—	—

Net Asset Value at End of Period	$6.16		$6.19	$4.48	$6.56	$8.34

Total Return (A) (B)	(0.49)%		38.17%	(31.71)%	(21.34)%	(16.60)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,421		$1,356	$525	$402	$248
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	3.03	% (C)	2.60%	3.70%	4.63%	10.95	% (C)
After Reimbursement of Expenses by Advisor	2.35	% (C)	2.35%	2.35%	2.35%	2.35	% (C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.81	)% (C)	(2.35)%	(3.50)%	(4.24)%	(9.66	)% (C)
After Reimbursement of Expenses by Advisor	(2.13	)% (C)	(2.10)%	(2.15)%	(1.96)%	(1.06	)% (C)
Portfolio Turnover	64.78%		119.33%	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

(B)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

(C)	Annualized

(D)	For The Period October 6, 2000 (commencement of operations) to December 31, 2000.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [35]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS C SHARES

	period ended (D) 06/30/04 (E)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.24

Income from Investment Operations:
Net Investment Loss	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)

Total from Investment Operations	(0.07)

Less Distributions:
Dividends from Realized Gains	—
Dividends from Net Investment Income	—

Total Distributions	—

Net Asset Value at End of Period	$6.17

Total Return (A) (B)	(1.12)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$328
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	3.03	% (C)
After Reimbursement of Expenses by Advisor	2.35	% (C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.82	)% (C)
After Reimbursement of Expenses by Advisor	(2.14	)% (C)
Portfolio Turnover	64.78%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

(B)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

(C)	Annualized

(D)	For The Period February 3, 2004 (commencement of operations) to June 30, 2004.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [36]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 99.32%

number of shares		market value
	ACCIDENT & HEALTH INSURANCE - 2.23%
18,000	AFLAC, Inc.	$734,580

	ADVERTISING AGENCIES - 1.38%
6,000	Omnicom Group, Inc.	455,340

	AEROSPACE & DEFENSE - 4.05%
20,000	L-3 Communications Holdings, Inc.	1,336,000

	AIRCRAFT ENGINES & ENGINE PARTS - 1.66%
6,000	United Technologies Corp.	548,880

	BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 7.34%
25,925	Amgen, Inc.*	1,414,727
43,000	Medimmune, Inc.*	1,006,200

		2,420,927

	COMMERCIAL BANKS - REGIONAL - 1.00%
6,000	Commerce Bancorp, Inc.	330,060

	COMMERCIAL SERVICES & SUPPLIES - 2.41%
9,000	Apollo Group, Inc.*	794,610

	COSMETICS & TOILETRIES - 3.17%
10,000	Avon Products, Inc.	461,400
12,000	The Estee Lauder Companies, Inc.	585,360

		1,046,760

	DIVERSIFIED MANUFACTURING - 6.92%
14,000	Ingersoll-Rand Co.	956,340
40,000	Tyco International Ltd.	1,325,600

		2,281,940

	E-COMMERCE/SERVICES - 1.11%
4,000	eBay, Inc.*	367,800

	ELECTRONIC CONNECTORS - 1.75%
18,000	Molex, Inc.	577,440

	FINANCE - INVESTMENT BANKING/BROKER - 1.10%
4,000	Legg Mason, Inc.	364,040

	FIRE, MARINE & CASUALTY INSURANCE - 3.38%
15,650	American International Group, Inc.	1,115,532

	FOOD & STAPLES RETAILING - 1.92%
12,000	Wal-Mart Stores, Inc.	633,120

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 1.74%
6,000	Illinois Tool Works, Inc.	575,340

	HEALTH CARE EQUIPMENT & SUPPLIES - 3.76%
29,000	Boston Scientific Corp.*	1,241,200

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth [37]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 99.32% - continued

number of shares		market value
	INDUSTRIAL AUTOMATION/ROBOTICS - 1.25%
11,000	Rockwell Automation, Inc.	$412,610

	MULTILINE RETAIL - 0.55%
6,000	Family Dollar Stores, Inc.	182,520

	NATIONAL COMMERCIAL BANKS - 1.19%
15,250	MBNA Corp.	393,298

	OIL-FIELD SERVICES - 1.42%
6,000	Baker Hughes, Inc.	225,900
8,000	Halliburton Co.	242,080

		467,980

	ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 7.63%
11,000	Biomet, Inc.	488,840
14,000	St Jude Medical, Inc.*	1,059,100
11,000	Zimmer Holdings, Inc.*	970,200

		2,518,140

	OFFICE ELECTRONICS - 2.90%
11,000	Zebra Technologies Corp.*	957,000

	PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 3.54%
20,000	Colgate Palmolive Co.	1,169,000

	PHARMACEUTICAL PREPARATIONS - 3.25%
12,000	Allergan, Inc.	1,074,240

	RETAIL - DISCOUNT - 0.70%
5,000	BJ's Wholesale Club, Inc.*	229,200

	RETAIL-HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.45%
21,000	Bed Bath & Beyond, Inc.*	807,450

	RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.39%
15,000	Lowe's Companies, Inc.	788,250

	RETAIL-OFFICE SUPPLIES - 1.69%
19,000	Staples, Inc.	556,890

	SEMICONDUCTORS & RELATED DEVICES - 7.07%
21,000	Analog Devices	988,680
34,000	Linear Technology Corp.	1,341,980

		2,330,660

	SOFTWARE - 9.78%
10,000	Mercury Interactive Corp.*	498,300
25,000	SAP AG (a)	1,045,250
34,675	Siebel Systems, Inc.*	370,329
30,000	Symantec Corp.*	1,313,400

		3,227,279

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth [38]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

COMMON STOCKS - 99.32% - continued

number of shares		market value
	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 4.67%
28,000	Stryker Corp.	$1,540,000

	WHOLESALE-GROCERIES & RELATED PRODUCTS - 3.92%
36,000	Sysco Corp.	1,291,320

	Total Common Stocks (cost $27,920,919)	32,769,406

SHORT-TERM INVESTMENTS - 4.99%

number of shares		market value
96,356	Federated Cash Trust Series II Treasury	96,356
1,550,000	First American Treasury Obligations Fund Class A	1,550,000

	Total Short-Term Investments (cost $1,646,356)	1,646,356

	TOTAL INVESTMENTS - 104.31% (identified cost $29,567,275)	34,415,762
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.31%)	(1,423,270)

	NET ASSETS - 100.00%	$32,992,492

*	Non-income producing securities

(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth [39]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $29,567,275 ) [NOTE 1]	$34,415,762
Receivables:
Interest	305
Dividends	10,230
Fund Shares Sold	52,745
Prepaid Expenses	5,944
Fund Share Commissions Receivable from Advisor	585

Total Assets	$34,485,571

LIABILITIES

amount
Accrued Advisory Fees	$16,610
Accrued 12b-1 Fees	8,443
Payable for Investment Securities Purchased	1,315,643
Payable for Fund Shares Redeemed	145,071
Accrued expenses	7,312

Total Liabilities	$1,493,079

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,561,815 shares outstanding)	$29,910,955
Net Asset Value and Redemption Price Per Class A Share ($29,910,955/4,561,815 shares)	$6.56
Offering Price Per Share ($6.56/0.9475)	$6.92
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 417,577 shares outstanding)	$2,670,187
Net Asset Value and Offering Price Per Class B Share ($2,670,187/417,577 shares)	$6.39
Maximum Redemption Price Per Class B Share ($6.39 x 0.95 )	$6.07
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 64,170 shares outstanding)	$411,350
Net Asset Value and Offering Price Per Class C Share ($411,350/64,170 shares)	$6.41
Maximum Redemption Price Per Class C Share ($6.41 x 0.99 )	$6.35
Net Assets	$32,992,492

SOURCES OF NET ASSETS

amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$32,330,820
Undistributed Net Investment Loss	(161,920)
Accumulated Net Realized Loss on Investments	(4,024,895)
Net Unrealized Appreciation in Value of Investments	4,848,487

Net Assets	$32,992,492

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [40]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME

amount
Interest	$2,330
Dividends	77,448

Total Investment Income	79,778

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	123,068
Fund Accounting, Transfer Agency, & Administration Fees	27,855
12b-1 Fees (Class A = $32,850, Class B = $12,662, Class C = $725) [NOTE 3]	46,237
Registration Fees	7,943
Custodian Fees	4,553
Printing Expense	3,883
Auditing Fees	6,649
Insurance Expense	2,234
Legal Expense	2,901
Miscellaneous Expense	9,873

Total Expenses	235,196
Expenses Recouped by Advisor [NOTE 3]	6,502

Total Net Expenses	241,698

Net Investment Loss	(161,920)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(91,658)
Change in Unrealized Appreciation of Investments	1,971,259

Net Realized and Unrealized Gain on Investments	1,879,601

Increase in Net Assets Resulting from Operations	$1,717,681

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [41]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/04	year ended 12/31/03
	(unaudited)
Operations:
Net Investment Loss	$(161,920)	$(204,707)
Net Change in Unrealized Appreciation of Investments	1,971,259	4,364,035
Net Realized Loss on Investments	(91,658)	(626,200)

Increase in Net Assets (resulting from operations)	1,717,681	3,533,128

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	6,094,021	8,342,710
Class B	355,729	902,768
Class C	406,364	—
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(1,159,799)	(1,175,274)
Class B	(211,681)	(165,119)
Class C	(2,550)	—

Increase in Net Assets (resulting from capital share transactions)	5,482,084	7,905,085

Total Increase in Net Assets	7,199,765	11,438,213
Net Assets:
Beginning of Period	25,792,727	14,354,514

End of Period	$32,992,492	$25,792,727

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	949,644	1,481,784
Class B	56,655	168,169
Class C	64,572
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(180,472)	(226,472)
Class B	(33,895)	(32,039)
Class C	(402)	—

Net Increase in Number of Shares Outstanding	856,102	1,391,442

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [42]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.17		$5.14	$7.28	$9.43	$10.00

Income from Investment Operations:
Net Investment Loss	(0.03)		(0.05)	(0.04)	(0.04)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.42		1.08	(2.10)	(2.11)	(0.57)

Total from Investment Operations	0.39		1.03	(2.14)	(2.15)	(0.57)

Net Asset Value at End of Period	$6.56		$6.17	$5.14	$7.28	$9.43

Total Return (A)(B)	6.32%		20.04%	(29.40)%	(22.80)%	(5.69)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$29,911		$23,407	$13,044	$8,854	$1,547
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.56	%(C)	1.62%	1.80%	2.32%	5.55	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60	%(C)	1.60%	1.60%	1.60%	1.60	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.00	)%(C)	(1.05)%	(1.21)%	(1.72)%	(3.98	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.05	)%(C)	(1.03)%	(1.01)%	(1.00)%	(0.03	)%(C)
Portfolio Turnover	26.77%		53.43%	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized

(C)	Annualized

(D)	For the period October 5, 2000 (commencement of operations) to December 31, 2000.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [42]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.04		$5.07	$7.22	$9.41	$10.00

Income from Investment Operations:
Net Investment Loss	(0.06)		(0.08)	(0.07)	(0.08)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.41		1.05	(2.08)	(2.11)	(0.58)

Total from Investment Operations	0.35		0.97	(2.15)	(2.19)	(0.59)

Net Asset Value at End of Period	$6.39		$6.04	$5.07	$7.22	$9.41

Total Return (A)(B)	5.80%		19.13%	(29.92)%	(23.27)%	(5.89)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,670		$2,385	$1,311	$918	$444
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.31	%(C)	2.38%	2.72%	3.66%	6.30	%(C)
After Reimbursement of Expenses by Advisor	2.35	%(C)	2.35%	2.35%	2.35%	2.35	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.76	)%(C)	(1.74)%	(2.12)%	(3.11)%	(4.73	)%(C)
After Reimbursement of Expenses by Advisor	(1.80	)%(C)	(1.71)%	(1.75)%	(1.80)%	(0.78	)%(C)
Portfolio Turnover	26.77%		53.43%	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized

(C)	Annualized

(D)	For the period October 9, 2000 (Commencement of operations) to December 31, 2000.

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [44]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS C SHARES

	period ended (D) 06/30/04 (E)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.22

Income from Investment Operations:
Net Investment Loss	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.21

Total from Investment Operations	0.19

Net Asset Value at End of Period	$6.41

Total Return (A) (B)	3.06%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$411
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.29	%(C)
After Reimbursement of Expenses by Advisor	2.35	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.70	)%(C)
After Reimbursement of Expenses by Advisor	(1.75	)%(C)
Portfolio Turnover	26.77%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized

(C)	Annualized

(D)	For the period February 3, 2004 (Commencement of Operations) to June 30, 2004

(E)	Unaudited

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [45]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

MUTUAL FUNDS - 99.92%

number of shares		market value
1,185,331	Timothy Aggressive Growth Fund, Class A*	$7,503,147
1,972,432	Timothy Large/Mid-Cap Growth Fund, Class A*	12,939,155
764,980	Timothy Large/Mid-Cap Value Fund, Class A*	9,218,008
442,823	Timothy Small Cap Value Fund, Class A*	7,381,861

	TOTAL MUTUAL FUNDS (Cost $34,083,235)	37,042,171

SHORT-TERM INVESTMENTS - 0.01%

number of shares		market value
3,848	First American Treasury Obligations Fund, Class A (cost $3,848)	3,848

	TOTAL INVESTMENTS - 99.93% (identified cost $34,087,083)	37,046,019
	OTHER ASSETS AND LIABILITIES, NET - 0.07%	25,498

	NET ASSETS - 100.00%	$37,071,517

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [46]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $34,087,083) [NOTE 1]	$37,046,019
Receivables:
Fund Shares Sold	66,246
Interest Receivable	35
Fund Share Commissions Receivable from Advisor	3,233
Prepaid expenses	8,538

Total Assets	$37,124,071

LIABILITIES

amount
Accrued Advisory Fees	$21,993
Payable for Fund Shares Redeemed	10,312
Accrued 12b-1 Fees	11,890
Accrued Expenses	8,359

Total Liabilities	$52,554

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,062,510 shares outstanding)	$17,362,657
Net Asset Value and Redemption Price Per Class A Share ($17,362,657 / 2,062,510 shares)	$8.42
Offering Price Per Share ($8.42/0.9475)	$8.89
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,297,162 shares outstanding)	$18,846,209
Net Asset Value and Offering Price Per Class B Share ($18,846,209 / 2,297,162 shares)	$8.20
Maximum Redemption Price Per Class B Share ($8.20 x 0.95)	$7.79
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 105,078 shares outstanding)	$862,651
Net Asset Value and Offering Price Per Class C Share ($862,651 / 105,078 shares)	$8.21
Maximum Redemption Price Per Class C Share ($8.21 x 0.99)	$8.13
Net Assets	$37,071,517

SOURCES OF NET ASSETS

amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$34,520,026
Undistributed Net Investment Loss	(257,319)
Net Accumulated Realized Loss on Investments	(150,126)
Net Unrealized Appreciation in Value of Investments	2,958,936

Net Assets	$37,071,517

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [47]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME

amount
Interest	$185

Total Investment Income	185

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	107,402
Fund Accounting, Transfer Agency, & Administration Fees	31,701
12b-1 Fees (Class B = $66,575, Class C = $909) [NOTE 3]	67,484
Custodian Fees	4,120
Auditing Fees	7,598
Registration Expense	18,165
Legal Expense	3,293
Insurance Expense	3,112
Printing Expense	3,888
Miscellaneous Expense	10,909

Total Expenses	257,672
Expenses Waived and Reimbursed by Advisor [NOTE 3]	(168)

Total Net Expenses	257,504

Net Investment Loss	(257,319)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Change in Unrealized Appreciation of Investments	1,482,506

Net Realized and Unrealized Gain on Investments	1,482,506

Increase in Net Assets Resulting from Operations	$1,225,187

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [48]

STRATEGIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS

	six months ended 06/30/04	year ended 12/31/03
	(unaudited)
Operations:
Net Investment Loss	$(257,319)	$(340,833)
Net Change in Unrealized Appreciation of Investments	1,482,506	5,970,876
Capital Gain Distributions from Other Investment Companies	—	—
Net Realized Loss on Investments	—	(129,881)

Increase in Net Assets (resulting from operations)	1,225,187	5,500,162

Distributions to Shareholders:
Net Capital Gains:
Class A	—	—
Class B	—	—
Class C	—	—

Total Distributions	—	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,911,714	4,418,101
Class B	2,958,864	5,701,431
Class C	846,762	—
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(1,085,297)	(1,316,051)
Class B	(1,076,999)	(1,830,172)
Class C	(6,149)	—

Increase in Net Assets (resulting from capital share transactions)	6,548,895	6,973,309

Total Increase in Net Assets	7,774,082	12,473,471
Net Assets:
Beginning of Period	29,297,435	16,823,964

End of Period	$37,071,517	$29,297,435

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	597,125	619,737
Class B	366,032	822,402
Class C	105,838	—
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(133,786)	(193,580)
Class B	(133,227)	(262,101)
Class C	(760)	—

Net Increase in Number of Shares Outstanding	801,222	986,458

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [49]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.10		$6.33	$8.47	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)		(0.07)	(0.07)	(0.05)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.37		1.84	(2.07)	(1.08)	(0.38)

Total from Investment Operations	0.32		1.77	(2.14)	(1.13)	(0.39)

Less Distributions:
Dividends from Realized Gains	—		—	— *	(0.01)	—
Dividends from Net Investment Income	—		—	—	—	—

Total Distributions	—		—	—	(0.01)	—

Net Asset Value at End of Period	$8.42		$8.10	$6.33	$8.47	$9.61

Total Return (A) (B)	3.95%		27.96%	(25.26)%	(11.72)%	(3.90)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$17,363		$12,948	$7,430	$4,675	$456
Ratio of Expenses to Average Net Assets:
Before Reimbursement and waiver of Expenses by Advisor	1.15	% (C)	1.17%	1.34%	1.68%	6.80	% (C)
After Reimbursement and waiver of Expenses by Advisor	1.15	% (C)	1.15%	1.25%	1.25%	1.25	% (C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and waiver of Expenses by Advisor	(1.15	)% (C)	(1.17)%	(1.34)%	(1.61)%	(6.22	)% (C)
After Reimbursement and waiver of Expenses by Advisor	(1.15	)% (C)	(1.15)%	(1.25)%	(1.18)%	(0.67	)% (C)
Portfolio Turnover	0.00%		0.53%	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.

(C)	Annualized

(D)	For the Period October 5, 2000 (commencement of operations) to December 31, 2000.

(E)	Unaudited

*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [50]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$7.92		$6.25	$8.42	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.08)		(0.11)	(0.12)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.36		1.78	(2.05)	(1.09)	(0.36)

Total from Investment Operations	0.28		1.67	(2.17)	(1.18)	(0.39)

Less Distributions:
Dividends from Realized Gains	—		—	— *	(0.01)	—
Dividends from Net Investment Income	—		—	—	—	—

Total Distributions	—		—	—	(0.01)	—

Net Asset Value at End of Period	$8.20		$7.92	$6.25	$8.42	$9.61

Total Return (A) (B)	3.54%		26.72%	(25.77)%	(12.24)%	(3.90)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$18,846		$16,350	$9,394	$7,042	$904
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.90	% (C)	1.92%	2.10%	2.27%	7.55	% (C)
After Reimbursement of Expenses by Advisor	1.90	% (C)	1.90%	2.00%	2.00%	2.00	% (C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.90	)% (C)	(1.92)%	(2.10)%	(2.21)%	(6.97	)% (C)
After Reimbursement of Expenses by Advisor	(1.90	)% (C)	(1.90)%	(2.00)%	(1.94)%	(1.42	)% (C)
Portfolio Turnover	0.00%		0.53%	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized

(C)	Annualized

(D)	For the Period October 9, 2000 (commencement of operations) to December 31, 2000.

(E)	Unaudited

*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [51]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES

	period ended (D) 06/30/04 (E)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.03

Income from Investment Operations:
Net Investment Loss	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.24

Total from Investment Operations	0.18

Less Distributions:
Dividends from Realized Gains	—
Dividends from Net Investment Income	—

Total Distributions	—

Net Asset Value at End of Period	$8.21

Total Return (A) (B)	2.24%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$863
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.90	% (C)
After Reimbursement of Expenses by Advisor	1.90	% (C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.90	)% (C)
After Reimbursement of Expenses by Advisor	(1.90	)% (C)
Portfolio Turnover	0.00%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized

(C)	Annualized

(D)	For the period February 3, 2004 (Commencement of Operations) to June 30, 2004

(E)	Unaudited

*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [ 52 ]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

MUTUAL FUNDS - 99.60%

number of shares		market value
979,489	Timothy Fixed Income Fund, Class A	$9,843,868
1,016,377	Timothy Large/Mid-Cap Growth Fund, Class A*	6,667,434
836,674	Timothy Large/Mid-Cap Value Fund, Class A*	10,081,923
400,192	Timothy Small Cap Value Fund, Class A*	6,671,195

	Total Mutual Funds (cost $30,386,198)	33,264,420

SHORT-TERM INVESTMENTS - 0.11%

number of shares		market value
35,721	First American Treasury Obligations Fund, Class A (cost $35,721)	35,721

	TOTAL INVESTMENTS - 99.71% (identified cost $30,421,919)	33,300,141
	OTHER ASSETS AND LIABILITIES, NET - 0.29%	97,613

	NET ASSETS - 100.00%	$33,397,754

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [ 53 ]

CONSERVATIVE GROWTH FUND

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30,2004 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $30,421,919) [NOTE 1]	$33,300,141
Receivables:
Dividends	85,242
Interest	20
Fund Shares Sold	47,354
Fund Share Commissions Receivable from Advisor	649
Prepaid Expenses	9,044

Total Assets	33,442,450

LIABILITIES

amount
Accrued Advisory Fees	19,933
Accrued 12b-1 fees	8,428
Fund Shares Redeemed	8,477
Accrued Expenses	7,858

Total Liabilities	44,696

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,914,780 shares outstanding)	$19,414,502
Net Asset Value and Redemption price Per Class A Share ($19,414,502 / 1,914,780 shares)	$10.14
Offering Price Per Share ($10.14 / 0.9475)	$10.70
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,339,745 shares outstanding)	$13,192,083
Net Asset Value and Offering Price Per Class B Share ($13,192,083 / 1,339,745 shares)	$9.85
Maximum Redemption Price Per Share ($9.85 x 0.95)	$9.36
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 80,263 shares outstanding)	$791,169
Net Asset Value and Offering Price Per Class C Share ($791,169 / 80,263 shares)	$9.86
Maximum Redemption Price Per Share ($9.86 x 0.99)	$9.76
Net Assets	$33,397,754

SOURCES OF NET ASSETS

amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$30,513,382
Undistributed Net Investment Loss	(65,585)
Accumulated Net Realized Gain on Investments	71,735
Net Unrealized Appreciation in Value of Investments	2,878,222

Net Assets	$33,397,754

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth fund [54]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME

amount
Interest	$141
Dividends	158,834

Total Investment Income	158,975

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	99,771
Fund Accounting, Transfer Agency, & Administration Fees	29,357
12b-1 Fees (Class B =$47,139, Class C =$904) [NOTE 3]	48,043
Custodian Fees	3,936
Auditing Fees	7,187
Insurance Expense	2,920
Legal Expense	3,049
Registration Expense	20,574
Printing Expense	3,601
Miscellaneous Expense	10,173

Total Expenses	228,611
Expenses Waived and Reimbursed by Advisor [NOTE 3]	(4,051)

Total Net Expenses	224,560

Net Investment Loss	(65,585)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Change in Unrealized Appreciation of Investments	899,197

Net Realized and Unrealized Gain on Investments	899,197

Increase in Net Assets Resulting from Operations	$833,612

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth fund [55]

CONSERVATIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/04	year ended 12/31/03
	(unaudited)
Operations:
Net Investment Loss	$(65,585)	$(61,953)
Net Change in Unrealized Appreciation of Investments	899,197	3,966,514
Capital Gain Distributions From Other Investment Companies	—	91,213
Net Realized Gain on Investments	—	32,579

Increase in Net Assets (resulting from operations)	833,612	4,028,353

Distributions to shareholders:
Net Income
Class A	—	—
Class B	—	—
Class C	—	—
Capital Gains
Class A	—	(12,327)
Class B	—	(9,562)
Class C	—	—

Total Distributions	—	(21,889)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,727,806	6,862,856
Class B	1,736,497	4,356,123
Class C	790,454	—
Dividends Reinvested:
Class A	—	11,585
Class B	—	9,048
Class C	—	—
Dividends Redeemed:
Class A	(1,584,410)	(2,944,043)
Class B	(779,026)	(2,037,267)
Class C	(10,457)	—

Increase in Net Assets (resulting from capital share transactions)	4,880,864	6,258,302

Total Increase in Net Assets	5,714,476	10,264,766
Net Assets:
Beginning of Period	27,683,278	17,418,512

End of Period	$33,397,754	$27,683,278

Shares of Capital Stock of the Fund Sold:
Shares Sold:
Class A	473,297	771,505
Class B	178,105	508,353
Class C	81,340	—
Shares Reinvested
Class A	—	1,184
Class B	—	949
Class C	—	—
Shares Redeemed:
Class A	(159,656)	(338,974)
Class B	(80,110)	(241,339)
Class C	(1,077)	—

Net Increase in Number of Shares Outstanding	491,899	701,678

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [56]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.85		$8.20	$9.43	$9.98	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		—	0.02	(0.01)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.30		1.66	(1.25)	(0.53)	(0.04)

Total from Investment Operations	0.29		1.66	(1.23)	(0.54)	(0.02)

Less Distributions:
Dividends from Realized Gains	—		(0.01)	—	(0.01)	—
Dividends from Net Investment Income	—		—	— *	(0.00)*	—

Total Distributions	—		(0.01)	—	(0.01)	—

Net Asset Value at End of Period	$10.14		$9.85	$8.20	$9.43	$9.98

Total Return (A) (B)	2.94%		20.22%	(13.03)%	(5.41)%	(0.20)%
Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$19,415		$15,765	$9,573	$5,787	$297
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.18	%(C)	1.18%	1.38%	1.74%	9.91	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.15	%(C)	1.15%	1.20%	1.20%	1.20	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.14	)%(C)	0.02%	0.06%	(0.17)%	(7.41	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(0.11	)%(C)	0.05%	0.24%	0.37%	1.30	%(C)
Portfolio Turnover	0.00%		2.51%	0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.

(C)	Annualized

(D)	For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.

(E)	Unaudited

*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [57]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND-CLASS B SHARES

	six months ended 06/30/04 (E)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.60		$8.06	$9.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Loss	(0.04)		(0.06)	(0.03)	(0.02)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.29		1.61	(1.24)	(0.60)	(0.04)

Total from Investment Operations	0.25		1.55	(1.27)	(0.62)	(0.04)

Less Distributions:
Dividends from Realized Gains	—		(0.01)	—	(0.01)	—
Dividends from Net Investment Income	—		—	— *	— *	—

Total Distributions	—		(0.01)	—	(0.01)	—

Net Asset Value at End of Period	$9.85		$9.60	$8.06	$9.33	$9.96

Total Return (A) (B)	2.60%		19.20%	(13.64)%	(6.23)%	(0.40)%
Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$13,192		$11,918	$7,846	$4,340	$481
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.93	% (C)	1.94%	2.13%	2.70%	10.66	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.90	% (C)	1.90%	1.95%	1.95%	1.95	% (C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.91	)% (C)	(0.76)%	(0.67)%	-(1.19)%	(8.16	)% (C)
After Reimbursement and Waiver of Expenses by Advisor	(0.88	)% (C)	(0.72)%	(0.49)%	-(0.44)%	0.55	% (C)
Portfolio Turnover	0.00%		2.51%	0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.

(C)	Annualized

(D)	For the period October 9, 2000 (Commencement of Operations) to December 31, 2000.

(E)	Unaudited

*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [58]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND-CLASS C SHARES

	period ended (D) 06/30/04 (E)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.69

Income from Investment Operations:
Net Investment Loss	—
Net Realized and Unrealized Gain (Loss) on Investments	0.17

Total from Investment Operations	0.17

Less Distributions:
Dividends from Realized Gains	—
Dividends from Net Investment Income	—

Total Distributions	—

Net Asset Value at End of Period	$9.86

Total Return (A) (B)	1.75%
Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$791
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.93	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.90	% (C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	0.00	% (C)
After Reimbursement and Waiver of Expenses by Advisor	0.03	% (C)
Portfolio Turnover	0.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.

(C)	Annualized

(D)	For the period February 3, 2004 (Commencement of Operations) to June 30, 2004

(E)	Unaudited

*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [59]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2004 (unaudited)

SHORT TERM INVESTMENTS - 99.99%

par value		market value
	Government Agencies - 84.91%
$500,000	Federal Home Loan Bank, 0.75%, 07/09/2004	$499,902
500,000	Federal Home Loan Bank, 1.06%, 07/12/2004	499,817
500,000	Federal Home Loan Bank, 1.04%, 07/15/2004	499,776
300,000	Federal Home Loan Bank, 0.98%, 08/16/2004	299,616
500,000	Federal Home Loan Bank, 1.00%, 09/10/2004	499,014
255,000	Federal Home Loan Bank, 1.05%, 09/22/2004	254,383
300,000	Federal Home Loan Bank, 0.99%, 10/01/2004	299,238

	Total Government Agencies (amortized cost $2,851,746)	2,851,746

	Money Market Instruments - 15.08%
30,634	Federated Cash Trust Series II Treasury Fund, 0.20%, (A)	30,634
475,963	First American Treasury Obligation Fund Class A, 0.30%, (A)	475,963

	Total Money Market Instruments (amortized cost $506,597)	506,597

	TOTAL INVESTMENTS - 99.99% (identified cost $3,358,343)	3,358,343
	OTHER ASSETS AND LIABILITIES, NET - 0.01%	174

	NET ASSETS - 100.00%	$3,358,517

(A)	Variable rate security; the rate shown represents the rate at June 30, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [60]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004 (unaudited)

ASSETS

amount
Investments in Securities at Value (identified cost $3,358,343) [NOTE 1]	$3,358,343
Receivables:
Interest	56
Fund Shares Sold	13,911
From Investment Advisor	3,050
Prepaid Expenses	2,068

Total Assets	$3,377,428

LIABILITIES

amount
Payable for Fund Shares Redeemed	$16,561
Distribution Payable	1,041
Accrued Expenses	1,309

Total Liabilities	$18,911

NET ASSETS

amount
Net Assets	$3,358,517

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	3,359,631
Net Asset Value, Offering and Redemption Price Per Share ($3,358,517 / 3,359,631 shares)	$1.00

SOURCES OF NET ASSETS

amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$3,359,689
Accumulated Undistributed Net Investment Loss	(400)
Accumulated Net Realized Loss on Investments	(772)

Net Assets	$3,358,517

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [61]

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2003

INVESTMENT INCOME

amount
Interest	$16,100

Total Investment Income	16,100

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	10,740
Fund Accounting, Transfer Agency, & Administration Fees	3,133
Auditing Fees	953
Insurance Fees	302
Legal Fees	314
Registration Fees	1,816
Custodian Fees	2,082
Printing Fees	387
Miscellaneous Expense	1,174

Total Expenses	20,901
Expenses Waived and Reimbursed by Advisor [NOTE 3]	(16,770)

Total Net Expenses	4,131

Net Investment Income	11,969

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS

amount
Net Realized Losses on Investments	(575)

Increase in Net Assets Resulting from Operations	$11,394

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [62]

MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS

	six months ended 06/30/04	year ended 12/31/03
	(unaudited)
Operations:
Net Investment Income	$11,969	$20,709
Net Realized Losses on Investments	(575)	(197)

Increase in Net Assets (resulting from operations)	11,394	20,512

Distributions to Shareholders:
From Net Investment Income	(12,582)	(20,720)

Capital Share Transactions:
Proceeds from Shares Sold	1,752,172	3,118,604
Dividends Reinvested	11,086	19,635
Cost of Shares Redeemed	(1,957,560)	(3,128,052)

Increase (Decrease) in Net Assets (resulting from capital share transactions)	(194,302)	10,187

Total Increase (Decrease) in Net Assets	(195,490)	9,979
Net Assets:
Beginning of Period	3,554,007	3,544,028

End of Period (including accumulated net investment income (loss) of ($613) and $213, respectively)	$3,358,517	$3,554,007

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	1,752,172	3,118,604
Shares Reinvested	11,086	19,635
Shares Redeemed	(1,957,560)	(3,128,052)

Net Increase (Decrease) in Number of Shares Outstanding	(194,302)	10,187

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [63]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND - CLASS A SHARES

	six months ended 06/30/04 (D)		year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	—	*	0.01	0.01	0.03	0.05	0.02

Total from Investment Operations	—		0.01	0.01	0.03	0.05	0.02

Less Distributions:
Dividends from Realized Gains	—		—	—	—	—	—
Dividends from Net Investment Income	—	*	(0.01)	(0.01)	(0.03)	(0.05)	(0.02)

Total Distributions	—		(0.01)	(0.01)	(0.03)	(0.05)	(0.02)

Net Asset Value at End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (A)	0.39%		0.59%	0.80%	3.34%	5.34%	1.78%
Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$3,359		$3,554	$3,544	$2,774	$1,403	$760
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.26	% (C)	1.40%	1.85%	2.33%	4.53%	5.75	% (C)
After Reimbursement of Expenses by Advisor	0.25	% (C)	0.48%	0.85%	0.73%	0.85%	0.85	% (C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.29	)% (C)	(0.36)%	(0.22)%	1.45%	1.58%	(0.73	)% (C)
After Reimbursement of Expenses by Advisor	0.72	% (C)	0.56%	0.78%	3.05%	5.25%	4.17	% (C)

(A)	Not Annualized.

(B)	For the Period July 9, 1999 (Commencement of Operations) to December 31, 1999.

(C)	Annualized

(D)	Unaudited

*	Amount less than 0.01

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund Money Market Fund [64]

PATRIOT FUND

STATEMENT OF NET ASSETS

As of June 30, 2004 (unaudited)

ASSETS

amount
112,822 shares of First American Treasury Obligations Fund, Class A (cost $112,822)	$112,822

TOTAL INVESTMENTS - (identified cost $112,822)	112,822
Cash	75,665
Receivables:
Interest	148
Fund Shares Sold	40,000
Due from Advisor	398
Fund Share Commissions Receivable from Advisor	10

Total Assets	229,043

LIABILITIES

amount
Accrued 12b-1 Fees Class A	29
Accrued 12b-1 Fees Class C	10

Total Liabilities	39

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 21,332 shares outstanding)	$213,237
Net Asset Value and Redemption Price Per Class A Share ($213,237 / 21,332 shares)	$10.00
Offering Price Per Share ($10.00 / 0.9475)	$10.55
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,577 shares outstanding)	$15,767
Net Asset Value and Offering Price Per Class C Share ($15,767 / 1,577 shares)	$10.00
Maximum Redemption Price Per Class C Share (10.00 x 0.95 )	$9.50
Net Assets	$229,004

SOURCES OF NET ASSETS

amount
At June 30, 2004, Net Assets Consisted of:
Paid-in Capital	$229,096
Undistributed Net Investment Loss	(92)

Net Assets	$229,004

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [68]

PATRIOT FUND

STATEMENT OF OPERATIONS

As of June 30, 2004

INVESTMENT INCOME

amount
Interest	$151

Total Investment Income	151

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	124
Fund Accounting, Transfer Agency, & Administration Fees	40
12b-1 Fees (Class A = $33, Class C = $13) [NOTE 3]	46
Registration Fees	9,001
Printing Expense	7
Legal Expense	3
Miscellaneous Expense	208

Total Expenses	9,429
Expenses Waived and Reimbursed by Advisor [NOTE 3]	(9,186)

Total Net Expenses	243

Net Investment Loss	(92)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized and Unrealized Gain (Loss) on Investments	—

Decrease in Net Assets Resulting from Operations	$(92)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [69]

PATRIOT FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

period ended 06/30/04 (unaudited) (A)
Operations:
Net Investment Loss	$(92)

Decrease in Net Assets (resulting from operations)	(92)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	213,323
Class C	15,773
Cost of Shares Redeemed:
Class A	—
Class C	—

Increase in Net Assets (resulting from capital share transactions)	229,096

Total Increase in Net Assets	229,004
Net Assets:
Beginning of Period	—

End of Period	$229,004

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	21,332
Class C	1,577
Shares Redeemed:
Class A	—
Class C	—

Net Increase in Number of Shares Outstanding	22,909

(A)	For the period May 5, 2004 (commencement of operations) to June 30, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [70]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS A SHARES

	period ended 06/30/04 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss	—
Net Realized and Unrealized Gain (Loss) on Investments	—

Total from Investment Operations	—

Net Asset Value at End of Period	10.00
Total Return (A)(D)	—

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$213.00

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	60.90	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.60	% (C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	61.93	% (C)
After Reimbursement and Waiver of Expenses by Advisor	0.56	% (C)
Portfolio Turnover	0.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For the period May 5, 2004 (commencement of operations) to June 30, 2004.

(C)	Annualized

(D)	For periods of less than a full year, the total return is not annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [71]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS C SHARES

	period ended 06/30/04 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Loss	—
Net Realized and Unrealized Gain (Loss) on Investments	—

Total from Investment Operations	—

Net Asset Value at End of Period	10.00
Total Return (A)(D)	—

Ratios/Supplemental Data:

Net Assets, End of Period (in 000s)	$16.00

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	60.14	% (C)
After Reimbursement and Waiver of Expenses by Advisor	2.35	% (C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	61.17	% (C)
After Reimbursement and Waiver of Expenses by Advisor	1.31	% (C)
Portfolio Turnover	0.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.

(B)	For the period May 5, 2004 (commencement of operations) to June 30, 2004.

(C)	Annualized

(D)	For periods of less than a full year, the total return is not annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [72]

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of eleven series. These financials include the following eight series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Money Market Fund, The Timothy Plan Patriot Fund, and The Timothy Plan Strategic Growth Fund, (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund’s total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

The Timothy Plan Small-Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

The Timothy Plan Large/Mid-Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund’s total assets in US common stocks with market capitalizations in excess of $1 billion.

The Timothy Plan Large/Mid-Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Patriot Fund’s investment objective is long-term capital growth. The Fund seeks to achieve its objective by primarily investing in common stocks. The Fund will invest in the common stock of companies who seek out and invest in products and services representing the core strengths of America’s economy.

Timothy Plan Notes to Financial Statements [73]

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B.	Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Plan Small-Cap Value Fund and The Timothy Plan Large/Mid-Cap Value Fund have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C.	Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Patriot Fund, and The Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D.	Classes

Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

E.	Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported

Timothy Plan Notes To Financial Statements [75]

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Federal Income Taxes

It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

G.	Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six month period ended June 30, 2004:

funds	purchases	sales
Aggressive Growth Fund	$13,096,923	$8,417,478
Conservative Growth Fund	$5,020,000	$—
Fixed Income Fund	$6,577,553	$2,665,688
Large/Mid-Cap Growth Fund	$13,656,840	$7,421,348
Large/Mid-Cap Value Fund	$14,499,218	$5,322,803
Patriot Fund	$—	$—
Small-Cap Value Fund	$18,341,838	$14,872,243
Strategic Growth Fund	$6,335,000	$—

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) effective May 1, 1998. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Timothy Plan Aggressive Growth, The Timothy Plan Small-Cap Value, The Timothy Plan Large/Mid-Cap Growth and The Timothy Plan Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of The Timothy Plan Conservative Growth and The Timothy Plan Strategic Growth Funds. Effective May 16, 2003, TPL voluntarily undertook to waive its advisory fee for the Timothy Plan Money Market Fund. The voluntary undertaking may be modified or

Timothy Plan Notes To Financial Statements [76]

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

terminated at any time. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.25% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:

funds	Class A	Class B	Class C
Aggressive Growth Fund	1.60%	2.35%	2.35%
Conservative Growth Fund	1.15%	1.90%	1.90%
Fixed Income Fund	1.35%	2.10%	2.10%
Large/Mid-Cap Growth Fund	1.60%	2.35%	2.35%
Large/Mid-Cap Value Fund	N/A	N/A	N/A
Patriot Fund	1.60%	N/A	2.35%
Small-Cap Value Fund	N/A	N/A	N/A
Strategic Growth Fund	1.15%	1.90%	1.90%

For the six month period ended June 30, 2004, TPL waived and reimbursed the Funds as follows:

funds	waivers and reimbursements (recoupments)
Aggressive Growth Fund	$12,083
Conservative Growth Fund	$4,051
Fixed Income Fund	$(1,919)
Large/Mid-Cap Growth Fund	$(6,502)
Large/Mid-Cap Value Fund	$—
Money Market Fund	$16,770
Patriot Fund	$9,186
Small-Cap Value Fund	$—
Strategic Growth Fund	$168

For the Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Large/Mid-Cap Growth Fund, the Timothy Plan Money Market Fund and The Timothy Plan Strategic Growth Fund; the Funds have agreed to repay these expenses within the following three years provided the Funds are able to effect such reimbursements and remain in compliance with applicable limitations.

At June 30, 2004, the cumulative amounts available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

funds
Aggressive Growth Fund	$132,871
Conservative Growth Fund	$64,976
Fixed Income Fund	$84,025
Large/Mid-Cap Growth Fund	$66,405
Money Market Fund	$116,208
Patriot Fund	$9,186
Strategic Growth Fund	$38,151

Timothy Plan Notes to Financial Statements [77]

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

At June 30, 2004, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

	December 31,
funds	2004	2005	2006	2007
Aggressive Growth Fund	$53,162	$49,212	$18,414	$12,083
Conservative Growth Fund	$27,566	$26,278	$7,081	$4,051
Fixed Income Fund	$30,567	$39,234	$14,224	$—
Large/Mid-Cap Growth Fund	$34,827	$26,641	$4,937	$—
Money Market Fund	$32,358	$33,176	$33,904	$16,770
Patriot Fund	$—	$—	$—	$9,186
Strategic Growth Fund	$19,993	$13,709	$4,281	$168

The Timothy Plan Aggressive Growth, Timothy Plan Conservative Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2003, the Funds paid TPL under the terms of the Plan as follows.

Class A, B, and C shares of the Assets Allocation Funds each may pay fees for shareholder administrative support services to broker-dealers and other financial organizations at an annual rate of 0.25% of the average daily net asset value of that Class. Shareholder support services may include: assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; providing information periodically to customers showing their positions in Fund shares; providing sub-accounting; and forwarding sales literature and advertising. For the six month period ended June 30, 2004, the Funds paid TPL under the terms of the Plan as follows:

funds	distribution costs	service fees	service support fees
Aggressive Growth Fund	$20,753	$1,871	$—
Conservative Growth Fund	$32,028	$16,015	$—
Fixed Income Fund	$38,059	$4,972	$—
Large/Mid-Cap Growth Fund	$42,890	$3,347	$—
Large/Mid-Cap Value Fund	$61,854	$6,981	$—
Patriot Fund	$43	$3	$—
Small-Cap Value Fund	$120,161	$24,595	$—
Strategic Growth Fund	$44,989	$22,495	$—

Timothy Plan Notes to Financial Statements [78]

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 4 – Unrealized Appreciation (Depreciation)

At June 30, 2004, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Aggressive Growth Fund	$14,593,726	$1,676,507	$(445,714)	$1,230,793
Conservative Growth Fund	$30,441,397	$3,360,384	$(501,640)	$2,858,744
Fixed Income Fund	$24,313,115	$389,765	$(499,947)	$(110,182)
Large/Mid-Cap Growth Fund	$29,567,275	$5,619,295	$(770,808)	$4,848,487
Large/Mid-Cap Value Fund	$35,447,206	$8,187,074	$(270,029)	$7,917,045
Patriot Fund	$112,822	N/A	N/A	N/A
Money Market Fund	$3,358,352	N/A	N/A	N/A
Small-Cap Value Fund	$47,640,120	$13,817,643	$(830,781)	$12,986,862
Strategic Growth Fund	$34,186,311	$3,900,789	$(1,041,081)	$2,859,708

Note 5 – Distributions to Shareholders

The tax character of distributions paid during 2003 and 2002 were as follows:

	Aggressive Growth Fund	Conservative Growth Fund	Fixed Income Fund	Large/Mid-Cap Growth Fund
2003
Ordinary Income	$—	$—	$661,331	$—
Long-term Capital Gains	—	21,889	231,862	—

	$—	$21,889	$893,193	$—

2002
Ordinary Income	$—	$213	$461,329	$—
Long-term Capital Gains	—	—	14,208	—

	$—	$213	$475,537	$—

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$—	$—	$—
Undistributed Long-term Capital Gains	—	91,213	—	—
Post-October Losses*	—	—	(25,188)	—
Capital Loss Carryforward	(861,710)	—	—	(3,933,237)
Unrealized Appreciation (Depreciation)	1,410,881	1,959,547	559,302	2,877,228

	$549,171	$2,050,760	$534,114	$(1,056,009)

Timothy Plan Notes to Financial Statements [81]

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The tax character of distributions paid during 2003 and 2002 were as follows:

	Large/Mid-Cap Value Fund	Money Market Fund	Small-Cap Value Fund	Strategic Growth Fund
2003
Ordinary Income	$—	$20,720	$—	$—
Long-term Capital Gains	—	—	—	—

	$—	$20,720	$—	$—

2002
Ordinary Income	$—	$25,691	$—	$—
Long-term Capital Gains	—	—	17,899	531

	$—	$25,691	$17,899	$531

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$213	$—	$—
Undistributed Long-term Capital Gains	—	4	343,443	1,602
Post-October Loss*	—	(201)		—
Capital Loss Carryforward	(2,282,806)	—		(52,500)
Unrealized Appreciation (Depreciation)	6,290,756	—	12,508,788	1,377,202

	$4,007,950	$16	$12,852,231	$1,326,304

*	For U.S. federal income tax purposes, net realized capital losses from investments incurred after October 31, 2003, within the prior fiscal year are deemed to arise on the first day of the current fiscal year.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2003, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

Timothy Plan Notes to Financial Statements [82]

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

	ordinary income	realized gain/(loss)	paid-in- capital
Agggressive Growth Fund	$109,238	$—	$(109,238)
Conservative Growth Fund	$61,953	$—	$(61,953)
Fixed Income Fund	$—	$—	$—
Large/Mid-Cap Growth Fund	$204,707	$—	$(204,707)
Large/Mid-Cap Value Fund	$6,362	$—	$(6,362)
Money Market Fund	$—	$—	$—
Small-Cap Value Fund	$361,353	$—	$(361,353)
Strategic Growth Fund	$340,833	$—	$(340,833)

Note 6 – Capital Loss Carryforwards

	loss carryforward	year expiring
Aggressive Growth Fund	$861,710	2010
Large/Mid-Cap Growth Fund	$278,925	2009
	2,962,228	2010
	692,084	2011
Large/Mid-Cap Value Fund	$141,935	2009
	82,427	2010
	2,058,444	2011
Strategic Growth Fund	$52,500	2011

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 7 – Subsequent Events

On December 5, 2003, the shareholders of the Timothy Plan Conservative Growth Fund and the Timothy Plan Strategic Growth Fund each approved an increase in the investment advisory fees paid to Timothy Partners, Ltd. (“TPL”), investment adviser to each Fund, for services rendered to the Funds. The shareholders of each Fund approved an increase in the investment advisory fee paid to TPL by each Fund, from an annual rate of 0.15% of average daily net assets to an annual rate of 0.65% of average daily net assets of each Fund. Concurrently with the investment advisory fee increase, the Board of Trustees approved and ordered a reduction in Service and Distribution (12b-1) Fees of 0.25% annually for each Share Class of each Fund, and terminated an administrative services agreement between each Fund and TPL, which agreement paid TPL an annual fee equal to 0.25% of the average daily net assets of each Fund. As a result of the above-described contractual restructurings, overall expense ratios of each Fund remain unchanged from those stated as of December 31, 2003. The new expense structuring of each Fund took effect on January 1, 2004.

Timothy Plan Notes to Financial Statements [83]

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Bob Scraper

Jock M. Sneddon

Mat D. Staver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

Wesley W. Pennington, Treasurer

INVESTMENT ADVISOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

DISTRIBUTOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

TRANSFER AGENT

Citco Mutual Fund Services, Inc.

83 General Warren Boulevard, Suite 200

Malvern, PA 19355

AUDITORS

Tait, Weller & Baker

1818 Market Street, Suite 2400

Philadelphia, PA 19103

LEGAL COUNSEL

230 Spring Hills Drive

Suite 340

Spring, TX 77386

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES

Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of August 26, 2004 registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant’s internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) File the exhibits below as part of this form

INSERT CERTIFICATIONS

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By (Signature and Title)*	/s/ ARTHUR D. ALLY
Arthur D. Ally PRESIDENT

Date	8/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ARTHUR D. ALLY
Arthur D. Ally PRESIDENT

Date	8/26/2004

By (Signature and Title)*	/s/ WESLEY W. PENNINGTON
Wesley W. Pennington TREASURER

Date	08/26/2004

*	Print the name and title of each signing officer under his or her signature.